STOCK-BASED COMPENSATION - 2011 Omnibus Stock and Incentive Plan (Details) - OLD PlayStudios, Inc. - Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for awards	149,150,000			149,150,000
Number of shares still available for award	5,705,118			5,900,000
Income tax benefit recognized from stock-based compensation expense	$ 0.7	$ 0.1	$ 0.2
Income tax benefit from the conversion of incentive stock options to non-qualified stock options		$ 0.1